Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 3,743,000	$ 3,892,000	$ 3,689,000
Liability reserve for insurance claims	20,294,000	23,749,000
Increased accrual for casualty claims	(3,600,000)	1,100,000	1,500,000
Decreased net earnings for estimated cost of claims	2,176,000	(665,000)	(907,000)
Increase decrease per diluted share due to changes in estimated cost of claims for prior policy years	$ 0.05	$ (0.01)	$ (0.02)
Contingently liability in letters of credit	15,288,000
Credit Facility	2,507,000
Surety bonds	261,730,000
Balance of top 5 surety bonds	72,673,000
Group of bonds, amount	5
Percentage of top 5 surety bonds	28.00%
Purchase commitments for property, plant and equipment	15,839,000
Purchase commitments for energy and service contracts amount	34,545,000
Percentage of employees represented in labor union	14.00%
Revolving Line Of Credit Expires In July 2013
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations	24,000,000
Line of credit maturity period	2013-07
Loan Due April 2016
Commitments and Contingencies [Line Items]
Guarantee of affiliate's obligations	$ 6,200,000
Loan due date	2015-04